UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21893
Nuveen Global Government Enhanced Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:   12/31
Date of reporting period:    9/30/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Global Government Enhanced Income Fund (JGG)
September 30, 2009

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Sovereign Debt – 31.9% (3)

	Canada – 2.9%

5,000 CAD	Inter-American Development Bank	3.400%	7/21/10	AAA	$4,760,090

	France – 11.0%

12,000 EUR	Republic of France	3.000%	10/25/15	AAA	17,727,466

	Turkey – 18.0%

29,650 TRY	Republic of Turkey, Government Bond	16.000%	3/07/12	BB-	22,856,873
5,200 USD	Republic of Turkey, Government Bond	9.500%	1/15/14	BB-	6,129,760

	Total Turkey				28,986,633

	Total Sovereign Debt (cost $48,481,108)				51,474,189

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Government and Agency Obligations – 15.4%

$4,000	U.S. Treasury Bonds (4)	9.000%	11/15/18	AAA	$5,795,000
15,640	U.S. Treasury Bonds, STRIPS (P/O) (4)	0.000%	11/15/21	AAA	9,624,011
9,500	U.S. Treasury Notes (4)	3.125%	5/15/19	AAA	9,350,822

$29,140	Total U.S. Government and Agency Obligations (cost $23,976,233)				24,769,833

Principal
Amount (000) (6)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Short-Term Investments – 56.0% (5)

	Sovereign Debt – 7.5%

	Colombia – 4.3%

12,855,000 COP	Republic of Colombia	11.750%	3/01/10	BB+	$6,888,431

	South Korea – 3.2%

5,000,000 KRW	Republic of Korea	4.750%	12/10/09	A+	4,262,869
1,000,000 KRW	Republic of Korea	3.500%	12/10/09	A+	850,681

6,000,000 KRW	Total South Korea				5,113,550

	Total Sovereign Debt				12,001,981

	U.S. Government and Agency Obligations – 40.7%

$5,000	Federal Home Loan Bank Bonds	0.000%	2/24/10	AAA	5,006,035
6,000	Federal Home Loan Banks, Discount Notes	0.000%	10/02/09	AAA	5,999,963
2,000	Federal Home Loan Banks, Discount Notes	0.000%	10/05/09	AAA	1,999,960
6,000	Federal Home Loan Banks, Discount Notes	0.000%	10/16/09	AAA	5,999,450
2,000	Federal Home Loan Banks, Discount Notes	0.000%	10/30/09	AAA	1,999,613
5,000	Federal Home Loan Banks, Discount Notes	0.000%	11/06/09	AAA	4,998,400
2,253	Federal Home Loan Banks, Discount Notes	0.000%	11/13/09	AAA	2,252,327
1,000	Federal Home Loan Banks, Discount Notes	0.000%	11/20/09	AAA	998,919
4,000	Federal Home Loan Banks, Discount Notes	0.000%	12/15/09	AAA	3,999,792
5,000	Federal Home Loan Banks, Discount Notes	0.000%	2/26/10	AAA	4,998,045
9,000	Federal Home Loan Banks, Discount Notes	0.000%	4/01/10	AAA	8,993,403
10,000	Federal Home Loan Banks, Discount Notes	0.000%	4/26/10	AAA	9,991,660
3,000	Federal Home Loan Banks, Discount Notes	0.000%	6/15/10	AAA	2,996,037
5,500	Federal National Mortgage Association	0.000%	8/02/10	AAA	5,489,518

65,753	Total U.S. Government and Agency Obligations				65,723,122
$
	Repurchase Agreements – 7.8%

$12,622	Repurchase Agreement with State Street Bank, dated 9/30/09, repurchase price $12,622,378, collateralized by $12,885,000 U.S. Treasury Bills, 0.000%, due 3/11/10, value $12,875,981	0.010%	10/01/09	N/A	12,622,374

	Total Short-Term Investments (cost $88,484,435)				90,347,477

	Total Investments (cost $160,941,776) – 103.3%				166,591,499

Number of		Notional	Strike	Expiration
Contracts	Description (1)	Amount (7)	Price	Date	Value

	Put Options Written – 0.0%

(83)	CME 3-Month December Eurodollar Futures	(83,000,000)	$98.875	12/14/09	$(2,075)

	Total Put options Written (premiums received $55,776)				(2,075)

			Pay/Receive
		Floating Rate	Floating	Expiration	Notional
Description	Counterparty	Index	Rate	Date	Amount	Premium	Value

	Call Swaptions Written – (0.1)%

OTC-10-Year Interest Rate Swap	Citigroup Inc.	3-Month LIBOR-BBA	Receive	10/22/09	(4,900,000) USD	(69,580) USD	$(113,680)

	Total Call Swaptions Written (premiums received $69,580)						(113,680)

	Other Assets Less Liabilities – (3.2)%						(5,131,807)

	Net Assets – 100%						$161,343,937

Investment in Derivatives
Forward Foreign Currency Exchange Contracts outstanding at September 30, 2009:

					Unrealized
Currency					Appreciation
Contracts to	Amount	In Exchange	Amount	Settlement	(Depreciation)
Deliver	(Local Currency)	For Currency	(Local Currency)	Date	(U.S. Dollars)

Brazilian Real	11,282,790	U.S. Dollar	6,303,235	10/02/09	$(65,466)
Canadian Dollar	6,539,700	U.S. Dollar	6,000,000	10/26/09	(108,426)
Canadian Dollar	5,166,583	U.S. Dollar	4,029,153	7/21/10	(796,945)
Colombian Peso	13,974,844,500	U.S. Dollar	6,645,195	10/06/09	(635,883)
Euro	11,903,349	U.S. Dollar	16,945,251	10/30/09	(473,288)
Euro	115,500	U.S. Dollar	168,501	10/30/09	(514)
Euro	300,000	U.S. Dollar	439,133	10/30/09	134
Japanese Yen	546,975,000	U.S. Dollar	6,000,000	11/24/09	(95,452)
New Zealand Dollar	121,550	U.S. Dollar	86,970	10/30/09	(647)
Pound Sterling	3,500,000	U.S. Dollar	5,621,193	10/28/09	28,309
South African Rand	180,700	U.S. Dollar	24,141	10/30/09	213
South Korean Won	6,192,246,094	U.S. Dollar	4,592,973	12/11/09	(657,916)
Turkish Lira	33,270,766	U.S. Dollar	22,249,484	10/19/09	(100,533)
U.S. Dollar	6,150,000	Brazilian Real	11,282,790	10/02/09	218,701
U.S. Dollar	6,262,688	Colombian Peso	12,000,000,000	10/06/09	(10,531)
U.S. Dollar	6,000,000	South African Rand	45,496,800	10/13/09	43,959
U.S. Dollar	5,500,000	Turkish Lira	8,107,275	10/19/09	(53,845)
U.S. Dollar	5,749,200	New Zealand Dollar	8,000,000	11/02/09	16,320
U.S. Dollar	6,270,307	Brazilian Real	11,282,790	11/04/09	67,639
U.S. Dollar	6,085,520	Australian Dollar	7,000,000	11/23/09	63,915

					$(2,560,256)

Interest Rate Swaps outstanding at September 30, 2009:

							Value at	Unrealized
		Fund			Fixed Rate		September 30,	Appreciation
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	2009	(Depreciation)
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(U.S. Dollars)	(U.S. Dollars)

Barclays Bank PLC	11,620,000 EUR	Pay	6-Month EURIBOR	3.500%	Annually	2/25/19	528,648	$528,648
Barclays Bank PLC	3,050,000 GBP	Receive	6-Month LIBOR-BBA	4.320%	Semi- Annually	7/27/19	(205,879)	(205,879)
Citibank	570,000,000 MXN	Pay	28-Day MXN-TIIE	6.320%	28-Day	9/26/11	(71,046)	(71,046)
Citibank	5,520,000,000 KRW	Receive	3-Month KRW-CD-KSDA	4.040%	Quarterly	7/31/14	64,377	64,377
Citibank	15,640,000 USD	Receive	3-Month LIBOR-BBA	0.000%	N/A	11/15/21	(1,251,449)	(1,251,449)
Credit Suisse	26,500,000 CHF	Receive	6-Month LIBOR-BBA	0.848%	Annually	6/25/11	(121,596)	(117,272)
Deutsche Bank AG	75,800,000 AUD	Pay	3-Month AUD-BBR	4.760%	Quarterly	8/15/11	(52,211)	(52,211)
Goldman Sachs	58,500,000 ZAR	Receive	3-Month JIBAR	8.600%	Quarterly	3/11/19	132,888	132,888
Goldman Sachs	15,700,000 PLN	Receive	6-Month WIBOR	5.580%	Annually	8/14/19	(53,927)	(53,927)
JPMorgan	36,800,000 BRL	Pay	12-Month BRAZIBOR	11.020%	1/04/12 (8)	1/02/12	13,980	13,980
JPMorgan	73,600,000 BRL	Pay	12-Month BRAZIBOR	10.910%	1/04/12 (8)	1/02/12	34,357	34,357
JPMorgan	6,800,000,000 KRW	Receive	3-Month KRW-CD-KSDA	4.040%	Quarterly	7/31/14	79,210	15,647
JPMorgan	7,618,000,000 CLP	Pay	6-Month CLICP	4.580%	Semi- Annually	8/10/14	(115,361)	(105,804)
JPMorgan	41,300,000 ILS	Pay	3-Month TELBOR	5.242%	Annually	7/13/19	(25,460)	(25,460)
Morgan Stanley	55,000,000 BRL	Pay	12-Month BRAZIBOR	10.970%	1/04/12 (8)	1/02/12	2,080	2,080
RBC	17,690,000 NZD	Pay	3-Month NZD-BBR	6.045%	Semi- Annually	6/22/19	233,548	236,507

								$(854,564)

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
     Level 1 – Quoted prices in active markets for identical securities.
     Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Sovereign Debt	$—	$51,474,189	$—	$51,474,189
U.S. Government and Agency Obligations	15,145,822	9,624,011	—	24,769,833
Short-Term Investments	12,622,374	77,725,103	—	90,347,477
Options/Swaptions Written:
Options Written	(2,075)	—	—	(2,075)
Swaptions Written	—	(113,680)	—	(113,680)
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(2,560,256)	—	(2,560,256)
Interest Rate Swaps*	—	(854,564)	—	(854,564)

Total	$27,766,121	$135,294,803	$—	$163,060,924

* Represents net unrealized appreciation (depreciation).
Derivative Instruments and Hedging Activities
During the current fiscal period, the Fund adopted amendments to authoritative guidance under GAAP on disclosures about derivative instruments and hedging activities. This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, under this guidance they are considered to be non-hedge transactions for financial reporting purposes.
The table below presents the fair value of all derivative instruments held by the Fund as of September 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	$1,028,484	Unrealized depreciation on interest rate swaps*	$1,883,048

Interest Rate	Swaptions	–	–	Call swaptions written, at value	113,680

Interest Rate	Options	–	–	Put options written, at value	2,075

Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	439,190	Unrealized depreciation on forward foreign currency exchange contracts	2,999,446

Total			$1,467,674		$4,998,249

* Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2009, the cost of investments (excluding put options written and call swaptions written) was $161,513,403.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding put options written and call swaptions written) at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$5,132,487
Depreciation	(54,391)

Net unrealized appreciation (depreciation) of investments	$5,078,096

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Additional Sovereign Debt exposure is obtained from investments in interest rate swap transactions that reference the global government bond markets.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Substantially all of the Fund’s Short-Term Investments may be used as collateral for investments in derivatives.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by 1,000,000.

(8)	Fixed Rate Payment due two business days after contract termination.

N/A	Not applicable.

P/O	Principal only security.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

EUR	Euro

GBP	British Pound

ILS	Israeli Shekel

KRW	South Korean Won

MXN	Mexican Peso

NZD	New Zealand Dollar

PLN	Polish Zloty

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

AUD-BBR	Australian Dollar-Bank Bill Rate

BRAZIBOR	Brazil Inter-Bank Offered Rate

CLICP	Sinacofi Chile Interbank Rate Average

EURIBOR	Euro Inter-Bank Offered Rate

JIBAR	Johannesburg Inter-Bank Agreed Rate

KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association

MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

NZD-BBR	New Zealand Dollar-Bank Bill Rate

TELBOR	Tel-Aviv Inter-Bank Offered Rate

WIBOR	Warsaw Inter-Bank Offered Rate

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)Nuveen Global Government Enhanced Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 27, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 27, 2009